Cover	Oct. 01, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 01, 2025
Entity File Number	333-208083
Entity Registrant Name	DSwiss, Inc.
Entity Central Index Key	0001652561
Entity Tax Identification Number	47-4215595
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	No. B-10-08, Vertical Business Suite
Entity Address, Address Line Two	Bangsar South City
Entity Address, Address Line Three	No.8 Jalan Kerinchi
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	59200
City Area Code	(603)
Local Phone Number	2242-4032
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	DQWS
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false